Shareholders' Equity - Summary of Ordinary Shares and Deferred Shares Issued (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Ordinary shares, issued	65,113,575	35,854,591
Total ordinary and deferred shares	65,231,839	35,966,669	304,011,678
Ordinary shares
Class Of Stock [Line Items]
Ordinary shares, issued	65,113,575	35,854,591	35,854,945
Deferred Shares
Class Of Stock [Line Items]
Deferred shares	118,263	112,077	144,517,898
Deferred B Shares
Class Of Stock [Line Items]
Deferred shares			123,638,835
Deferred Shares of £ 100,000 Par Value
Class Of Stock [Line Items]
Deferred shares	1	1